Derivatives - Schedule of Composition of Derivative Financial Instruments Portfolio (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivative assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 76,504	R$ 41,854
% per maturity term	100.00%	100.00%
Derivative assets [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 230	R$ 165
% per maturity term	0.30%	0.40%
Derivative assets [Member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 17,634	R$ 6,998
% per maturity term	23.00%	16.70%
Derivative assets [Member] | 0-30 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 56	R$ 4
Derivative assets [Member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 5,553	R$ 5,720
% per maturity term	7.30%	13.70%
Derivative assets [Member] | 31-90 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 1
Derivative assets [Member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 2,850	R$ 2,194
% per maturity term	3.70%	5.20%
Derivative assets [Member] | 91-180 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 6
Derivative assets [Member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 9,099	R$ 3,045
% per maturity term	11.90%	7.30%
Derivative assets [Member] | 181-365 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 1
Derivative assets [Member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 6,478	R$ 5,355
% per maturity term	8.50%	12.80%
Derivative assets [Member] | 366-720 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 12	R$ 6
Derivative assets [Member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 34,890	R$ 18,542
% per maturity term	45.60%	44.30%
Derivative assets [Member] | Over 720 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 154	R$ 155
Derivative assets [Member] | Swap [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 46,019	R$ 26,458
% per maturity term	60.20%	63.20%
Derivative assets [Member] | Swap [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 4,064	R$ 107
Derivative assets [Member] | Swap [member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	515	1,807
Derivative assets [Member] | Swap [member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	629	564
Derivative assets [Member] | Swap [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,808	1,668
Derivative assets [Member] | Swap [member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	5,117	4,464
Derivative assets [Member] | Swap [member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	33,886	17,848
Derivative assets [Member] | Option agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 20,418	R$ 8,456
% per maturity term	26.70%	20.20%
Derivative assets [Member] | Option agreements [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 10,103	R$ 4,696
Derivative assets [Member] | Option agreements [member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	2,325	1,963
Derivative assets [Member] | Option agreements [member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	523	354
Derivative assets [Member] | Option agreements [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	5,935	726
Derivative assets [Member] | Option agreements [member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	992	500
Derivative assets [Member] | Option agreements [member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	540	217
Derivative assets [Member] | Forward [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 2,085	R$ 2,162
% per maturity term	2.70%	5.20%
Derivative assets [Member] | Forward [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 1,323	R$ 940
Derivative assets [Member] | Forward [member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	367	636
Derivative assets [Member] | Forward [member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	297	484
Derivative assets [Member] | Forward [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	93	87
Derivative assets [Member] | Credit derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 156	R$ 167
% per maturity term	0.20%	0.40%
Derivative assets [Member] | Credit derivatives [Member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 8	R$ 5
Derivative assets [Member] | Credit derivatives [Member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	7	3
Derivative assets [Member] | Credit derivatives [Member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	29	23
Derivative assets [Member] | Credit derivatives [Member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	112	136
Derivative assets [Member] | Non deliverable forward [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 7,596	R$ 4,446
% per maturity term	9.90%	10.60%
Derivative assets [Member] | Non deliverable forward [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 2,088	R$ 1,251
Derivative assets [Member] | Non deliverable forward [member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	2,345	1,314
Derivative assets [Member] | Non deliverable forward [member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,387	787
Derivative assets [Member] | Non deliverable forward [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,255	561
Derivative assets [Member] | Non deliverable forward [member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	323	347
Derivative assets [Member] | Non deliverable forward [member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	198	186
Derivative assets [Member] | Forward [member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	5	15
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (79,505)	R$ (47,828)
% per maturity term	100.00%	100.00%
Derivative liabilities [member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (47)	R$ (75)
% per maturity term	0.10%	0.20%
Derivative liabilities [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (16,791)	R$ (6,653)
% per maturity term	21.10%	13.90%
Derivative liabilities [member] | 0-30 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		R$ (15)
Derivative liabilities [member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (4,290)	R$ (7,160)
% per maturity term	5.40%	15.00%
Derivative liabilities [member] | 31-90 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (1)	R$ (1)
Derivative liabilities [member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (2,712)	R$ (1,940)
% per maturity term	3.40%	4.10%
Derivative liabilities [member] | 91-180 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (10)	R$ (2)
Derivative liabilities [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (12,672)	R$ (3,096)
% per maturity term	15.90%	6.50%
Derivative liabilities [member] | 181-365 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (1)	R$ (4)
Derivative liabilities [member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (6,895)	R$ (9,458)
% per maturity term	8.70%	19.70%
Derivative liabilities [member] | 366-720 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (14)	R$ (9)
Derivative liabilities [member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (36,145)	R$ (19,521)
% per maturity term	45.50%	40.80%
Derivative liabilities [member] | Over 720 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (21)	R$ (44)
Derivative liabilities [member] | Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (51,789)	R$ (32,927)
% per maturity term	65.10%	68.80%
Derivative liabilities [member] | Swaps [Member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (7,344)	R$ (326)
Derivative liabilities [member] | Swaps [Member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(651)	(2,557)
Derivative liabilities [member] | Swaps [Member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(1,135)	(898)
Derivative liabilities [member] | Swaps [Member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(1,826)	(1,763)
Derivative liabilities [member] | Swaps [Member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(5,573)	(8,349)
Derivative liabilities [member] | Swaps [Member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(35,260)	(19,034)
Derivative liabilities [member] | Option agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (20,262)	R$ (9,061)
% per maturity term	25.50%	18.90%
Derivative liabilities [member] | Option agreements [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (6,355)	R$ (3,668)
Derivative liabilities [member] | Option agreements [member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(1,969)	(3,494)
Derivative liabilities [member] | Option agreements [member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(543)	(383)
Derivative liabilities [member] | Option agreements [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(9,869)	(690)
Derivative liabilities [member] | Option agreements [member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(998)	(571)
Derivative liabilities [member] | Option agreements [member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(528)	(255)
Derivative liabilities [member] | Forward [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (905)	R$ (754)
% per maturity term	1.10%	1.60%
Derivative liabilities [member] | Forward [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (892)	R$ (753)
Derivative liabilities [member] | Forward [member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(11)
Derivative liabilities [member] | Forward [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(2)	(1)
Derivative liabilities [member] | Credit derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (76)	R$ (40)
% per maturity term	0.10%	0.10%
Derivative liabilities [member] | Credit derivatives [Member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (2)	R$ (1)
Derivative liabilities [member] | Credit derivatives [Member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(9)	(3)
Derivative liabilities [member] | Credit derivatives [Member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(65)	(36)
Derivative liabilities [member] | Non deliverable forward [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (6,426)	R$ (4,971)
% per maturity term	8.10%	10.40%
Derivative liabilities [member] | Non deliverable forward [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (2,200)	R$ (1,891)
Derivative liabilities [member] | Non deliverable forward [member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(1,669)	(1,108)
Derivative liabilities [member] | Non deliverable forward [member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(1,013)	(657)
Derivative liabilities [member] | Non deliverable forward [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(972)	(637)
Derivative liabilities [member] | Non deliverable forward [member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(301)	(526)
Derivative liabilities [member] | Non deliverable forward [member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (271)	R$ (152)